Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Tidal Trust II
Entity Central Index Key	0001924868
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
YieldMax AMD Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMD Option Income Strategy ETF
Class Name	YieldMax™ AMD Option Income Strategy ETF
Trading Symbol	AMDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AMD Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/AMDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMD Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/AMDY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMD Option Income Strategy ETF	$43	1.00%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	1.00%
Net Assets	$ 129,528,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 732,528
Investment Company, Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$129,528
Number of Holdings	13
Annual Portfolio Turnover	38%
Total Advisory Fee	$732,528

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	47.2%
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $95.00	6.9%
Advanced Micro Devices, Inc., Expiration: 05/16/2025; Exercise Price: $95.01	-4.4%
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $98.00	-0.8%
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $99.00	-0.6%
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $106.00	0.0%*
Advanced Micro Devices, Inc., Expiration: 05/02/2025; Exercise Price: $107.00	0.0%*

*	Less than 0.05% of net assets

YieldMax ABNB Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ ABNB Option Income Strategy ETF
Class Name	YieldMax™ ABNB Option Income Strategy ETF
Trading Symbol	ABNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ ABNB Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/ABNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ ABNB Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/ABNY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ ABNB Option Income Strategy ETF	$47	1.00%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.00%
Net Assets	$ 28,422,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 143,133
Investment Company, Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$28,422
Number of Holdings	13
Annual Portfolio Turnover	29%
Total Advisory Fee	$143,133

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	51.8%
Airbnb, Inc., Expiration: 05/16/2025; Exercise Price: $115.00	8.7%
Airbnb, Inc., Expiration: 05/16/2025; Exercise Price: $115.01	-2.7%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $128.00	-0.9%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $130.00	-0.8%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $141.00	0.2%
Airbnb, Inc., Expiration: 05/02/2025; Exercise Price: $136.00	0.2%

YieldMax AI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AI Option Income Strategy ETF
Class Name	YieldMax™ AI Option Income Strategy ETF
Trading Symbol	AIYY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/AIYY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/AIYY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AI Option Income Strategy ETF	$45	0.99%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.99%
Net Assets	$ 86,639,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 408,553
Investment Company, Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$86,639
Number of Holdings	13
Annual Portfolio Turnover	15%
Total Advisory Fee	$408,553

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	65.4%
C3.ai, Inc., Expiration: 06/20/2025; Exercise Price: $22.51	-12.0%
C3.ai, Inc., Expiration: 06/20/2025; Exercise Price: $22.50	10.6%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $22.00	-1.0%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $22.50	-0.6%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $23.50	0.2%
C3.ai, Inc., Expiration: 05/02/2025; Exercise Price: $24.50	0.1%

YieldMax AMZN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AMZN Option Income Strategy ETF
Class Name	YieldMax™ AMZN Option Income Strategy ETF
Trading Symbol	AMZY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AMZN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/AMZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AMZN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/AMZY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AMZN Option Income Strategy ETF	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Net Assets	$ 235,084,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 1,221,122
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$235,084
Number of Holdings	11
Annual Portfolio Turnover	21%
Total Advisory Fee	$1,221,122

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	59.4%
Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $190.01	-5.9%
Amazon.com, Inc., Expiration: 05/16/2025; Exercise Price: $190.0	3.1%
Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $197.50	-0.8%
Amazon.com, Inc., Expiration: 05/02/2025; Exercise Price: $215.00	0.1%

YieldMax AAPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ AAPL Option Income Strategy ETF
Class Name	YieldMax™ AAPL Option Income Strategy ETF
Trading Symbol	APLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ AAPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/APLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ AAPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/APLY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ AAPL Option Income Strategy ETF	$47	0.99%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
Net Assets	$ 119,292,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 602,578
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$119,292
Number of Holdings	11
Annual Portfolio Turnover	17%
Total Advisory Fee	$602,578

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	57.3%
Apple, Inc., Expiration: 05/16/2025; Exercise Price: $185.00	13.6%
Apple, Inc., Expiration: 05/02/2025; Exercise Price: $215.00	-1.7%
Apple, Inc., Expiration: 05/16/2025; Exercise Price: $185.01	-0.4%
Apple, Inc., Expiration: 05/02/2025; Exercise Price: $225.00	0.3%

YieldMax(TM) BABA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ BABA Option Income Strategy ETF
Class Name	YieldMax™ BABA Option Income Strategy ETF
Trading Symbol	BABO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ BABA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/BABO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ BABA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/BABO
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ BABA Option Income Strategy ETF	$51	0.99%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.99%
Net Assets	$ 40,863,000
Holdings Count | Holdings	17
Advisory Fees Paid, Amount	$ 181,978
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$40,863
Number of Holdings	17
Annual Portfolio Turnover	53%
Total Advisory Fee	$181,978

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	68.9%
Alibaba Group Holding Ltd., Expiration: 05/16/2025; Exercise Price: $119.00	4.6%
Alibaba Group Holding Ltd., Expiration: 05/16/2025; Exercise Price: $119.01	-4.0%
Alibaba Group Holding Ltd., Expiration: 05/09/2025; Exercise Price: $124.00	-0.3%
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $123.00	-0.1%
Alibaba Group Holding Ltd., Expiration: 05/09/2025; Exercise Price: $132.00	0.1%
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $129.00	-0.0%*
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $124.00	-0.0%*
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $128.00	0.0%^
Alibaba Group Holding Ltd., Expiration: 05/02/2025; Exercise Price: $139.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.

YieldMax COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ COIN Option Income Strategy ETF
Class Name	YieldMax™ COIN Option Income Strategy ETF
Trading Symbol	CONY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/CONY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/CONY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ COIN Option Income Strategy ETF	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 1,067,276,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 5,049,280
Investment Company, Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$1,067,276
Number of Holdings	18
Annual Portfolio Turnover	24%
Total Advisory Fee	$5,049,280

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	71.2%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $185.00	6.6%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.00	2.0%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $185.01	-1.5%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $220.01	-1.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.01	-1.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $220.00	0.3%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $220.00	-0.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $215.00	-0.1%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $217.50	-0.0%*

*	Less than -0.05% of net assets.

YieldMaxTM Short TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short TSLA Option Income Strategy ETF
Class Name	YieldMax™ Short TSLA Option Income Strategy ETF
Trading Symbol	CRSH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/CRSH. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/CRSH
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short TSLA Option Income Strategy ETF	$48	1.08%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	1.08%
Net Assets	$ 26,710,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 105,484
Investment Company, Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$26,710
Number of Holdings	12
Annual Portfolio Turnover	3%
Total Advisory Fee	$105,484

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	51.1%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $230.02	-19.0%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $257.50	-1.3%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $230.00	0.7%
Tesla, Inc., Expiration: 05/09/2025; Exercise Price: $222.50	0.3%
Tesla, Inc., Expiration: 05/16/2025; Exercise Price: $370.00	0.2%

YieldMaxTM CVNA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ CVNA Option Income Strategy ETF
Class Name	YieldMax™ CVNA Option Income Strategy ETF
Trading Symbol	CVNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ CVNA Option Income Strategy ETF (the "Fund") for the period January 29, 2025 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/CVNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ CVNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/CVNY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ CVNA Option Income Strategy ETF	$26	1.04%

Fund commenced operations January 29, 2025. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	1.04%
Expenses Short Period Footnote [Text Block]	Fund commenced operations January 29, 2025. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 62,556,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 39,310
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$62,556
Number of Holdings	13
Annual Portfolio Turnover	0%
Total Advisory Fee	$39,310

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	55.3%
Carvana Co., Expiration: 05/16/2025; Exercise Price: $225.00	12.8%
Carvana Co., Expiration: 05/16/2025; Exercise Price: $225.01	-5.0%
Carvana Co., Expiration: 05/02/2025; Exercise Price: $250.00	-1.2%
Carvana Co., Expiration: 05/09/2025; Exercise Price: $275.00	-0.2%
Carvana Co., Expiration: 05/02/2025; Exercise Price: $267.50	0.1%
Carvana Co., Expiration: 05/02/2025; Exercise Price: $270.00	0.0%*
Carvana Co., Expiration: 05/02/2025; Exercise Price: $255.00	-0.0%^

* Less than 0.05% of net assets.^ Less than -0.05% of net assets.

YieldMaxTM Short NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short NVDA Option Income Strategy ETF
Class Name	YieldMax™ Short NVDA Option Income Strategy ETF
Trading Symbol	DIPS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/DIPS. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/DIPS
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short NVDA Option Income Strategy ETF	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
Net Assets	$ 10,371,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 58,842
Investment Company, Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$10,371
Number of Holdings	10
Annual Portfolio Turnover	21%
Total Advisory Fee	$58,842

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	38.9%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $100.02	-9.2%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $100.00	1.3%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $101.00	-0.2%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $91.00	0.0%*
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $155.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax DIS Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ DIS Option Income Strategy ETF
Class Name	YieldMax™ DIS Option Income Strategy ETF
Trading Symbol	DISO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ DIS Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/DISO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ DIS Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/DISO
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ DIS Option Income Strategy ETF	$56	1.17%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.17%
Net Assets	$ 30,737,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 162,770
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$30,737
Number of Holdings	11
Annual Portfolio Turnover	53%
Total Advisory Fee	$162,770

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	36.6%
Walt Disney Co., Expiration: 05/16/2025; Exercise Price: $85.00	8.3%
Walt Disney Co., Expiration: 05/16/2025; Exercise Price: $85.01	-1.7%
Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $92.00	-0.6%
Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $95.00	0.0%*
Walt Disney Co., Expiration: 05/02/2025; Exercise Price: $99.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax META Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ META Option Income Strategy ETF
Class Name	YieldMax™ META Option Income Strategy ETF
Trading Symbol	FBY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ META Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/FBY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ META Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/FBY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ META Option Income Strategy ETF	$49	1.03%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.03%
Net Assets	$ 141,665,000
Holdings Count | Holdings	14
Advisory Fees Paid, Amount	$ 764,749
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$141,665
Number of Holdings	14
Annual Portfolio Turnover	19%
Total Advisory Fee	$764,749

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	53.9%
Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $585.01	-8.6%
Meta Platforms, Inc., Expiration: 05/16/2025; Exercise Price: $585.00	2.5%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $580.00	-0.6%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $585.00	-0.4%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $590.00	-0.2%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $640.00	0.1%
Meta Platforms, Inc., Expiration: 05/02/2025; Exercise Price: $650.00	0.1%

YieldMaxTM Short COIN Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short COIN Option Income Strategy ETF
Class Name	YieldMax™ Short COIN Option Income Strategy ETF
Trading Symbol	FIAT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short COIN Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/FIAT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short COIN Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/FIAT
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short COIN Option Income Strategy ETF	$45	1.05%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	1.05%
Net Assets	$ 51,079,000
Holdings Count | Holdings	16
Advisory Fees Paid, Amount	$ 193,833
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$51,079
Number of Holdings	16
Annual Portfolio Turnover	34%
Total Advisory Fee	$193,833

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	37.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $155.02	-21.1%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.02	-0.9%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $250.00	0.7%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $195.00	0.5%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $190.00	-0.4%
Coinbase Global, Inc., Expiration: 05/16/2025; Exercise Price: $155.00	0.4%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $197.50	-0.1%
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $170.00	0.0%*
Coinbase Global, Inc., Expiration: 05/02/2025; Exercise Price: $187.50	0.0%*

*	Less than 0.05% of net assets.

YieldMax Gold Miners Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Gold Miners Option Income Strategy ETF
Class Name	YieldMax™ Gold Miners Option Income Strategy ETF
Trading Symbol	GDXY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Gold Miners Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/GDXY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Gold Miners Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/GDXY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Gold Miners Option Income Strategy ETF	$54	1.01%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.01%
Net Assets	$ 69,543,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 234,921
Investment Company, Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$69,543
Number of Holdings	13
Annual Portfolio Turnover	27%
Total Advisory Fee	$234,921

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	64.9%
VanEck Gold Miners ETF, Expiration: 06/20/2025; Exercise Price: $51.01	-7.2%
VanEck Gold Miners ETF, Expiration: 06/20/2025; Exercise Price: $51.00	3.9%
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $51.00	-0.2%
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $53.00	0.0%*
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $50.00	-0.0%^
VanEck Gold Miners ETF, Expiration: 05/02/2025; Exercise Price: $52.00	0.0%*

* Less than 0.05% of net assets.^ Less than -0.05% of net assets.

YieldMax GOOGL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ GOOGL Option Income Strategy ETF
Class Name	YieldMax™ GOOGL Option Income Strategy ETF
Trading Symbol	GOOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ GOOGL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/GOOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ GOOGL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/GOOY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ GOOGL Option Income Strategy ETF	$55	1.14%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.14%
Net Assets	$ 107,333,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 511,572
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$107,333
Number of Holdings	11
Annual Portfolio Turnover	25%
Total Advisory Fee	$511,572

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	58.1%
Alphabet, Inc., Expiration: 05/16/2025; Exercise Price: $150.00	6.9%
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $150.01	-1.0%
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $165.00	-0.2%
Alphabet, Inc., Expiration: 05/02/2025; Exercise Price: $172.50	0.0%*

*	Less than 0.05% of net assets.

YieldMax JPM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ JPM Option Income Strategy ETF
Class Name	YieldMax™ JPM Option Income Strategy ETF
Trading Symbol	JPMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ JPM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/JPMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ JPM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/JPMO
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ JPM Option Income Strategy ETF	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Net Assets	$ 49,179,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 210,545
Investment Company, Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$49,179
Number of Holdings	13
Annual Portfolio Turnover	17%
Total Advisory Fee	$210,545

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	50.0%
JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $230.00	6.7%
JPMorgan Chase & Co., Expiration: 05/16/2025; Exercise Price: $230.01	-0.6%
JPMorgan Chase & Co., Expiration: 05/09/2025; Exercise Price: $250.00	-0.3%
JPMorgan Chase & Co., Expiration: 05/02/2025; Exercise Price: $247.50	-0.3%
JPMorgan Chase & Co., Expiration: 05/09/2025; Exercise Price: $260.00	0.0%*
JPMorgan Chase & Co., Expiration: 05/02/2025; Exercise Price: $255.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax(TM) MARA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MARA Option Income Strategy ETF
Class Name	YieldMax™ MARA Option Income Strategy ETF
Trading Symbol	MARO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MARA Option Income Strategy ETF (the "Fund") for the period December 9, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MARO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MARA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/MARO
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MARA Option Income Strategy ETF	$32	1.05%

Fund commenced operations December 9, 2024. Expenses for a full reporting period would be higher than the figures shown.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	1.05%
Expenses Short Period Footnote [Text Block]	Fund commenced operations December 9, 2024. Expenses for a full reporting period would be higher than the figures shown.
Net Assets	$ 42,329,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 112,934
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$42,329
Number of Holdings	11
Annual Portfolio Turnover	0%
Total Advisory Fee	$112,934

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	24.4%
MARA Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $13.00	-21.1%
MARA Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $13.01	-0.9%
MARA Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $15.00	0.7%
MARA Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $16.50	0.5%

YieldMax MRNA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MRNA Option Income Strategy ETF
Class Name	YieldMax™ MRNA Option Income Strategy ETF
Trading Symbol	MRNY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MRNA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MRNY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MRNA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/MRNY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MRNA Option Income Strategy ETF	$38	0.99%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.99%
Net Assets	$ 76,259,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 302,147
Investment Company, Portfolio Turnover	1.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$76,259
Number of Holdings	12
Annual Portfolio Turnover	1%
Total Advisory Fee	$302,147

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	74.2%
Moderna, Inc., Expiration: 05/16/2025; Exercise Price: $27.00	10.7%
Moderna, Inc., Expiration: 05/16/2025; Exercise Price: $27.01	-4.9%
Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $29.00	-3.8%
Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $32.00	1.5%
Moderna, Inc., Expiration: 05/02/2025; Exercise Price: $29.00	-0.2%

YieldMax MSFT Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSFT Option Income Strategy ETF
Class Name	YieldMax™ MSFT Option Income Strategy ETF
Trading Symbol	MSFO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MSFT Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MSFO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSFT Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/MSFO
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSFT Option Income Strategy ETF	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Net Assets	$ 107,788,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 549,414
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$107,788
Number of Holdings	13
Annual Portfolio Turnover	14%
Total Advisory Fee	$549,414

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	69.3%
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $370.00	6.9%
Microsoft Corp., Expiration: 05/16/2025; Exercise Price: $370.01	-1.0%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $405.00	-0.6%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $400.00	-0.5%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $415.00	0.1%
Microsoft Corp., Expiration: 05/02/2025; Exercise Price: $425.00	0.1%

YieldMaxTM MSTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ MSTR Option Income Strategy ETF
Class Name	YieldMax™ MSTR Option Income Strategy ETF
Trading Symbol	MSTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ MSTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/MSTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ MSTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/MSTY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ MSTR Option Income Strategy ETF	$59	0.99%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.99%
Net Assets	$ 3,277,649,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 9,234,061
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$3,277,649
Number of Holdings	18
Annual Portfolio Turnover	0%
Total Advisory Fee	$9,234,061

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	34.2%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $330.00	11.4%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $340.00	2.6%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $330.01	-1.0%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $392.50	-0.4%
MicroStrategy, Inc., Expiration: 05/16/2025; Exercise Price: $340.01	-0.4%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $385.00	-0.3%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $390.00	-0.3%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $382.50	-0.1%
MicroStrategy, Inc., Expiration: 05/02/2025; Exercise Price: $425.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax NFLX Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NFLX Option Income Strategy ETF
Class Name	YieldMax™ NFLX Option Income Strategy ETF
Trading Symbol	NFLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ NFLX Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/NFLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NFLX Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/NFLY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NFLX Option Income Strategy ETF	$58	1.00%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.00%
Net Assets	$ 139,721,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 464,336
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$139,721
Number of Holdings	12
Annual Portfolio Turnover	28%
Total Advisory Fee	$464,336

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	35.1%
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $905.00	19.0%
Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,120.00	-0.7%
Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,130.00	-0.6%
Netflix, Inc., Expiration: 05/16/2025; Exercise Price: $905.01	-0.1%
Netflix, Inc., Expiration: 05/02/2025; Exercise Price: $1,190.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax NVDA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ NVDA Option Income Strategy ETF
Class Name	YieldMax™ NVDA Option Income Strategy ETF
Trading Symbol	NVDY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ NVDA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/NVDY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ NVDA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/NVDY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ NVDA Option Income Strategy ETF	$50	1.10%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.10%
Net Assets	$ 1,281,390,000
Holdings Count | Holdings	18
Advisory Fees Paid, Amount	$ 6,764,500
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$1,281,390
Number of Holdings	18
Annual Portfolio Turnover	14%
Total Advisory Fee	$6,764,500

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	72.7%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $95.00	6.3%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $110.01	-2.4%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $110.00	1.8%
NVIDIA Corp., Expiration: 05/16/2025; Exercise Price: $95.01	-0.3%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $113.00	-0.2%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $111.00	-0.1%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $114.00	-0.1%
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $110.00	-0.0%*
NVIDIA Corp., Expiration: 05/02/2025; Exercise Price: $121.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.

YieldMax Innovation Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Innovation Option Income Strategy ETF
Class Name	YieldMax™ Innovation Option Income Strategy ETF
Trading Symbol	OARK
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Innovation Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/OARK. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Innovation Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/OARK
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Innovation Option Income Strategy ETF	$49	0.99%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.99%
Net Assets	$ 59,620,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 312,613
Investment Company, Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$59,620
Number of Holdings	10
Annual Portfolio Turnover	97%
Total Advisory Fee	$312,613

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	63.0%
ARK Innovation ETF, Expiration: 05/16/2025; Exercise Price: $47.00	9.4%
ARK Innovation ETF, Expiration: 05/02/2025; Exercise Price: $51.00	-1.7%
ARK Innovation ETF, Expiration: 05/16/2025; Exercise Price: $47.01	-1.7%
ARK Innovation ETF, Expiration: 05/02/2025; Exercise Price: $53.50	0.3%

YieldMax(TM) PLTR Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PLTR Option Income Strategy ETF
Class Name	YieldMax™ PLTR Option Income Strategy ETF
Trading Symbol	PLTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ PLTR Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/PLTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PLTR Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/PLTY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PLTR Option Income Strategy ETF	$77	1.02%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.02%
Net Assets	$ 287,510,000
Holdings Count | Holdings	15
Advisory Fees Paid, Amount	$ 524,104
Investment Company, Portfolio Turnover	28.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$287,510
Number of Holdings	15
Annual Portfolio Turnover	28%
Total Advisory Fee	$524,104

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	55.2%
Palantir Technologies, Inc., Expiration: 05/16/2025; Exercise Price: $100.00	18.7%
Palantir Technologies, Inc., Expiration: 05/16/2025; Exercise Price: $100.01	-2.8%
Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $125.00	-2.2%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $115.00	-1.4%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $116.00	-0.5%
Palantir Technologies, Inc., Expiration: 05/09/2025; Exercise Price: $138.00	-0.3%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $123.00	0.3%
Palantir Technologies, Inc., Expiration: 05/02/2025; Exercise Price: $125.00	0.1%

YieldMax PYPL Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ PYPL Option Income Strategy ETF
Class Name	YieldMax™ PYPL Option Income Strategy ETF
Trading Symbol	PYPY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ PYPL Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/PYPY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ PYPL Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/PYPY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ PYPL Option Income Strategy ETF	$57	1.23%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.23%
Net Assets	$ 49,877,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 264,815
Investment Company, Portfolio Turnover	16.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$49,877
Number of Holdings	11
Annual Portfolio Turnover	16%
Total Advisory Fee	$264,815

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	43.6%
PayPal Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $60.00	9.0%
PayPal Holdings, Inc., Expiration: 05/16/2025; Exercise Price: $60.01	-0.6%
PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $69.00	-0.1%
PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $76.00	0.0%*
PayPal Holdings, Inc., Expiration: 05/02/2025; Exercise Price: $75.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax(TM) SMCI Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SMCI Option Income Strategy ETF
Class Name	YieldMax™ SMCI Option Income Strategy ETF
Trading Symbol	SMCY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ SMCI Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/SMCY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SMCI Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/SMCY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SMCI Option Income Strategy ETF	$47	1.03%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.03%
Net Assets	$ 123,618,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 415,237
Investment Company, Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$123,618
Number of Holdings	19
Annual Portfolio Turnover	41%
Total Advisory Fee	$415,237

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	62.7%
Super Micro Computer, Inc., Expiration: 05/16/2025; Exercise Price: $30.50	11.3%
Super Micro Computer, Inc., Expiration: 05/16/2025; Exercise Price: $30.51	-8.7%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $33.50	-1.9%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $34.50	-0.6%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $38.50	0.6%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $39.00	0.2%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $35.00	-0.1%
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $38.00	-0.0%*
Super Micro Computer, Inc., Expiration: 05/09/2025; Exercise Price: $42.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.

YieldMax SNOW Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ SNOW Option Income Strategy ETF
Class Name	YieldMax™ SNOW Option Income Strategy ETF
Trading Symbol	SNOY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ SNOW Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/SNOY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ SNOW Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/SNOY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ SNOW Option Income Strategy ETF	$56	1.00%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.00%
Net Assets	$ 47,302,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 199,230
Investment Company, Portfolio Turnover	317.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$47,302
Number of Holdings	11
Annual Portfolio Turnover	317%
Total Advisory Fee	$199,230

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	45.1%
Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $140.00	13.6%
Snowflake, Inc., Expiration: 05/02/2025; Exercise Price: $165.00	-1.1%
Snowflake, Inc., Expiration: 05/16/2025; Exercise Price: $140.01	-0.8%
Snowflake, Inc., Expiration: 05/02/2025; Exercise Price: $175.00	0.3%

YieldMax TSLA Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSLA Option Income Strategy ETF
Class Name	YieldMax™ TSLA Option Income Strategy ETF
Trading Symbol	TSLY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ TSLA Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/TSLY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSLA Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/TSLY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSLA Option Income Strategy ETF	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
Net Assets	$ 995,691,000
Holdings Count | Holdings	19
Advisory Fees Paid, Amount	$ 5,065,401
Investment Company, Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$995,691
Number of Holdings	19
Annual Portfolio Turnover	93%
Total Advisory Fee	$5,065,401

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

What did the Fund invest in?

(as of April 30, 2025)

Largest Holdings [Text Block]

Top Holdings	(% of net assets)
U.S. Treasury Securities	63.6%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $225.00	15.6%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $280.00	1.7%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $280.01	-1.5%
Tesla, Inc. Expiration: 05/16/2025; Exercise Price: $225.01	-0.5%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $292.50	-0.3%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $287.50	-0.2%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $300.00	-0.1%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $307.50	-0.1%
Tesla, Inc. Expiration: 05/02/2025; Exercise Price: $315.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax(TM) TSM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ TSM Option Income Strategy ETF
Class Name	YieldMax™ TSM Option Income Strategy ETF
Trading Symbol	TSMY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ TSM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/TSMY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ TSM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/TSMY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ TSM Option Income Strategy ETF	$47	1.01%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	1.01%
Net Assets	$ 41,560,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 184,282
Investment Company, Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$41,560
Number of Holdings	12
Annual Portfolio Turnover	44%
Total Advisory Fee	$184,282

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	46.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/16/2025; Exercise Price: $175.01	-6.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/16/2025; Exercise Price: $175.00	1.3%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $167.50	-1.2%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $175.00	0.1%
Taiwan Semiconductor Manufacturing Co. Ltd., Expiration: 05/02/2025; Exercise Price: $172.50	0.0%*

*	Less than 0.05% of net assets.

YieldMax Ultra Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Ultra Option Income Strategy ETF
Class Name	YieldMax™ Ultra Option Income Strategy ETF
Trading Symbol	ULTY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Ultra Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/ULTY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Ultra Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/ULTY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Ultra Option Income Strategy ETF	$74	1.53%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.53%
Net Assets	$ 231,863,000
Holdings Count | Holdings	89
Advisory Fees Paid, Amount	$ 1,424,986
Investment Company, Portfolio Turnover	318.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$231,863
Number of Holdings	89
Annual Portfolio Turnover	318%
Total Advisory Fee	$1,424,986

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Palantir Technologies, Inc. - Class A	6.7%
MicroStrategy, Inc. - Class A	6.2%
ProShares UltraPro QQQ	5.8%
Tesla, Inc.	5.6%
Carvana Co.	5.3%
NVIDIA Corp.	4.8%
Robinhood Markets, Inc. - Class A	4.6%
Upstart Holdings, Inc.	4.6%
Coinbase Global, Inc. - Class A	4.0%
Direxion Daily Small Cap Bull 3X Shares	4.0%

YieldMax XOM Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ XOM Option Income Strategy ETF
Class Name	YieldMax™ XOM Option Income Strategy ETF
Trading Symbol	XOMO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ XOM Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/XOMO. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XOM Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/XOMO
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XOM Option Income Strategy ETF	$55	1.17%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.17%
Net Assets	$ 46,021,000
Holdings Count | Holdings	13
Advisory Fees Paid, Amount	$ 225,447
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$46,021
Number of Holdings	13
Annual Portfolio Turnover	19%
Total Advisory Fee	$225,447

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	61.5%
Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $100.00	6.4%
Exxon Mobil Corp., Expiration: 05/16/2025; Exercise Price: $100.01	-1.2%
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $110.00	-0.1%
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $111.00	-0.1%
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $117.00	0.0%*
Exxon Mobil Corp., Expiration: 05/02/2025; Exercise Price: $114.00	0.0%*

*	Less than 0.05% of net assets.

YieldMax XYZ Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ XYZ Option Income Strategy ETF
Class Name	YieldMax™ XYZ Option Income Strategy ETF
Trading Symbol	XYZY
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ XYZ Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/XYZY. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ XYZ Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/XYZY
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ XYZ Option Income Strategy ETF	$58	1.30%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.30%
Net Assets	$ 59,976,000
Holdings Count | Holdings	10
Advisory Fees Paid, Amount	$ 353,565
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$59,976
Number of Holdings	10
Annual Portfolio Turnover	39%
Total Advisory Fee	$353,565

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	55.7%
Block, Inc., Expiration: 05/16/2025; Exercise Price: $55.01	10.1%
Block, Inc., Expiration: 05/16/2025; Exercise Price: $55.00	-3.9%
Block, Inc., Expiration: 05/02/2025; Exercise Price: $62.00	-2.8%
Block, Inc., Expiration: 05/02/2025; Exercise Price: $68.00	0.7%

Material Fund Change [Text Block]

How has the Fund changed?

Effective April 1, 2025, the name of the Fund changed to YieldMax™ XYZ Option Income Strategy ETF, Ticker: XYZY, formally known as YieldMax™ SQ Option Income Strategy ETF, Ticker: SQY.

YieldMaxTM Bitcoin Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Bitcoin Option Income Strategy ETF
Class Name	YieldMax™ Bitcoin Option Income Strategy ETF
Trading Symbol	YBIT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Bitcoin Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YBIT. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Bitcoin Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/YBIT
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Bitcoin Option Income Strategy ETF	$53	0.99%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.99%
Net Assets	$ 115,210,000
Holdings Count | Holdings	11
Advisory Fees Paid, Amount	$ 518,034
Investment Company, Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$115,210
Number of Holdings	11
Annual Portfolio Turnover	25%
Total Advisory Fee	$518,034

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
iShares Bitcoin Trust ETF, Expiration: 05/09/2025; Exercise Price: $30.00	44.1%
U.S. Treasury Securities	41.0%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $245.00	0.1%
iShares Bitcoin Trust ETF, Expiration: 05/02/2025; Exercise Price: $56.00	-0.1%
Cboe Mini Bitcoin U.S. ETF Index, Expiration: 05/16/2025; Exercise Price: $255.00	-0.1%

YieldMaxTM Magnificent 7 Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Magnificent 7 Fund of Option Income ETFs
Class Name	YieldMax™ Magnificent 7 Fund of Option Income ETFs
Trading Symbol	YMAG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Magnificent 7 Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YMAG. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Magnificent 7 Fund of Option Income ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/YMAG
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Magnificent 7 Fund of Option Income ETFs	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 298,665,000
Holdings Count | Holdings	8
Advisory Fees Paid, Amount	$ 429,237
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$298,665
Number of Holdings	8
Annual Portfolio Turnover	19%
Total Advisory Fee	$429,237

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and liabilities in excess of other assets.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Yieldmax TSLA Option Income Strategy ETF	15.3%
YieldMax MSFT Option Income Strategy ETF	14.0%
Yieldmax AMZN Option Income Strategy ETF	13.9%
YieldMax GOOGL Option Income Strategy ETF	13.9%
YieldMax AAPL Option Income Strategy ETF	13.9%
YieldMax NVDA Option Income Strategy ETF	13.7%
Yieldmax META Option Income Strategy ETF	13.5%

YieldMaxTM Universe Fund of Option Income ETFs
Shareholder Report [Line Items]
Fund Name	YieldMax™ Universe Fund of Option Income ETFs
Class Name	YieldMax™ Universe Fund of Option Income ETFs
Trading Symbol	YMAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Universe Fund of Option Income ETFs (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YMAX. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Universe Fund of Option Income ETFs, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/YMAX
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Universe Fund of Option Income ETFs	$14	0.29%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%
Net Assets	$ 718,876,000
Holdings Count | Holdings	30
Advisory Fees Paid, Amount	$ 936,975
Investment Company, Portfolio Turnover	34.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$718,876
Number of Holdings	30
Annual Portfolio Turnover	34%
Total Advisory Fee	$936,975

Holdings [Text Block]	Security Type - Investments (% of Total Net Assets) Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.
Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
Yieldmax TSLA Option Income Strategy ETF	3.8%
YieldMax CVNA Option Income Strategy ETF	3.7%
YieldMax MSTR Option Income Strategy ETF	3.6%
YieldMax PLTR Option Income Strategy ETF	3.6%
YieldMax SNOW Option Income Strategy ETF	3.5%
YieldMax AI Option Income Strategy ETF	3.5%
YieldMax Innovation Option Income Strategy ETF	3.5%
YieldMax COIN Option Income Strategy ETF	3.5%
YieldMax AMD Option Income Strategy ETF	3.5%
Yieldmax TSM Option Income Strategy ETF	3.5%

YieldMaxTM Short N100 Option Income Strategy ETF
Shareholder Report [Line Items]
Fund Name	YieldMax™ Short N100 Option Income Strategy ETF
Class Name	YieldMax™ Short N100 Option Income Strategy ETF
Trading Symbol	YQQQ
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the YieldMax™ Short N100 Option Income Strategy ETF (the "Fund") for the period November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.yieldmaxetfs.com/our-etfs/YQQQ. You can also request this information by contacting us at (866) 864-3968 or by writing to the YieldMax™ Short N100 Option Income Strategy ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(866) 864-3968
Additional Information Website	https://www.yieldmaxetfs.com/our-etfs/YQQQ
Expenses [Text Block]

What were the Fund costs for the past six months?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
YieldMax™ Short N100 Option Income Strategy ETF	$53	1.07%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.07%
Net Assets	$ 11,565,000
Holdings Count | Holdings	12
Advisory Fees Paid, Amount	$ 42,991
Investment Company, Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of April 30, 2025)

Fund Size (Thousands)	$11,565
Number of Holdings	12
Annual Portfolio Turnover	13%
Total Advisory Fee	$42,991

Holdings [Text Block]

Security Type - Investments
(% of Total Net Assets)

^

Security Type - Other Financial Instruments
(% of Total Net Assets)

Percentages are based on total net assets. Cash & Cash Equivalents represents short-term investments and other assets in excess of liabilities.

Largest Holdings [Text Block]

What did the Fund invest in?

(as of April 30, 2025)

Top Holdings	(% of net assets)
U.S. Treasury Securities	46.9%
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.02	-2.5%
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $475.00	1.9%
Invesco QQQ Trust Series 1, Expiration: 05/09/2025; Exercise Price: $452.00	-0.2%
Invesco QQQ Trust Series 1, Expiration: 05/02/2025; Exercise Price: $444.00	0.0%*
Invesco QQQ Trust Series 1, Expiration: 05/16/2025; Exercise Price: $615.00	0.0%^

* Less than -0.05% of net assets.^ Less than 0.05% of net assets.